Right of use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets
Schedule of Right of use assets

	Balance				Balance
	December 31,			Foreign	December 31,
	2021	Additions	Adjustments	exchange	2022
Cost
Buildings	$2,042,126	365,303	—	(431,355)	$1,976,074
Equipment	75,169	—	(12,255)	1,472	64,386
	$2,117,295	365,303	(12,255)	(429,883)	$2,040,460
Accumulated depreciation
Buildings	952,901	351,702	—	(368,197)	$936,406
Equipment	29,901	15,084	—	469	45,454
	982,802	366,786	—	(367,728)	$981,860
Net book value	$1,134,493				$1,058,600

	Balance				Balance
	December 31,			Foreign	December 31,
	2020	Acquisitions	Additions	exchange	2021
Cost
Buildings	$1,105,554	915,203	—	21,369	$2,042,126
Equipment	36,268	38,901	—	—	75,169
	$1,141,822	954,104	—	21,369	$2,117,295
Accumulated depreciation
Buildings	810,295	—	122,600	20,006	952,901
Equipment	21,961	—	7,833	107	29,901
	832,256	—	130,433	20,113	982,802
Net book value	$309,566				$1,134,493

	Balance				Balance
	December 31,			Foreign	December 31,
	2019	Additions	Disposals	exchange	2020
Cost
Buildings	1,048,596	56,925	(44,725)	44,758	1,105,554
Equipment	36,268	—	—	—	36,268
	$1,084,864	56,925	(44,725)	44,758	$1,141,822
Accumulated depreciation
Buildings	426,516	333,725	(22,363)	72,417	810,295
Equipment	11,302	10,659	—	—	21,961
	437,818	344,384	(22,363)	72,417	832,256
Net book value	$647,046				$309,566